Significant Accounting Policies: (Details Narrative) $ in Thousands		12 Months Ended
	Jul. 05, 2023 USD ($)	Dec. 31, 2023 USD ($) $ / t	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Nov. 05, 2023	Oct. 01, 2021 $ / t	Sep. 30, 2021 $ / t	Jan. 01, 2020 USD ($)
Product Information [Line Items]
Net loss		$ 37,037	$ 13,392	$ (12,338)
Hire collected in advance			$ 2,133
Cumulative adjustment of accumulated deficit								$ (9)
Credit loss rate		1.30%	1.60%
Doubtful accounts allowance		$ (78)	$ 118	11
Impairment test | $ / t		0.34				0.34	0.30
Decrease on net loss				32
Estimates the useful		25 years
Time deposits interest		$ 1,240
Maximum aggregate amount of loss due to credit risk		1,843	8,834
Restricted cash		1,800	2,626
Time deposits		20,000
Loss from debt extinguishment		379	34	$ 541
Spot Charters [Member]
Product Information [Line Items]
Accounts receivable		4,764	10,572
Allowance for expected credit losses		60	138
Time Charters [Member]
Product Information [Line Items]
Accounts receivable		260	$ 35
Hire collected in advance		1,173
DRYKON MARITIME Corp. [Member]
Product Information [Line Items]
Net loss		502
Noncontrolling Interest in Variable Interest Entity		201
Parent [Member]
Product Information [Line Items]
Net loss		$ 301
Chief Executive Officer and Chairman [Member]
Product Information [Line Items]
Consideration in cash	$ 4,520
Business acquisition equity interest percentage	40.00%
DRYKON MARITIME Corp. [Member]
Product Information [Line Items]
Business acquisition equity interest percentage	60.00%	60.00%			60.00%
Consideration in cash	$ 6,780	$ 6,780
PYXIS HOLDINGS INC. [Member]
Product Information [Line Items]
Business acquisition equity interest percentage					50.00%